Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2014
Other Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Other payables and accruals consist of the following:

	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Accrued salaries, wages and bonus	37,353	33,303	28,561	25,780
Accrued electricity and water	5,868	5,933	4,759	5,231
Deposit received	21,446	23,664	23,375	23,338
Provision for employees’ retirement benefit	12,175	15,835	20,416	20,967
Accrued commission and bonus	7,354	7,412	8,640	4,916
Accrued transportation expense	2,204	1,673	1,224	503
Accrued audit and professional fees	3,395	3,068	2,568	1,756
Accrued sundries expenses	16,201	14,118	11,341	8,263
Other payables	4,010	3,162	12,446	10,742
Derivative liabilities	811	418	54	-
Others	4,292	7,129	3,224	2,080
	115,109	115,715	116,608	103,576